ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED AND OTHER LIABILITIES [Abstract]
Schedule of Accrued and Other Liabilities
	As of December 31,
	2014	2015
	RMB	RMB

Advanced from disposal of subsidiaries (Note i)	135,000	-
Business tax, VAT and others	71,200	75,354
Payable balance with indemnity by Xihua Group (Note 6(ii))	49,800	49,800
Accrual for rental (Note 7 (i))	43,431	56,194
Payable to Zhenjiang Foreign Language School (Note 6(v))	36,770	36,770
Accrued payroll and welfare	33,156	33,998
Professional service fees payable	21,841	23,716
Current portion of consideration payable for acquisitions	15,927	2,258
Accrued Interest Payable	11,613	349
Receipt in advance	7,504	6,757
Amounts due to cooperating partners	5,374	5,491
Due to former owners (Note ii)	1,254	1,254
Payable to Jinghan Group (Note 23(c))	-	25,959
Others	50,334	49,457
Total	483,204	367,357

Note (i)	The balance as of December 31, 2014 represented a deposit related to the disposal of Jinghan Group as part of the net consideration and the disposal was completed by April 8, 2015 (See Note 23(c)).

Note (ii)	The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group's related parties (See Note 22).